ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2020	2019
Current tax payable	10,790	9,134
Interest expense	7,099	7,036
Vessel operating and drydocking expenses	5,678	6,503
Administrative expenses	1,590	778
	25,157	23,451